Thornburg Limited Term Income Fund
Fund Summary Income Fund
Investment Goal
The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.
As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Thornburg Limited Term Income Fund	Class R3	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Thornburg Limited Term Income Fund		Class R3	Class R5
Management Fees		0.47%	0.47%
Distribution and Service (12b-1) Fees		0.50%	none
Other Expenses	[1]	0.38%	0.50%	[2]
Total Annual Fund Operating Expenses		1.29%	0.97%
Fee Waiver/Expense Reimbursement	[3]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.99%	0.67%
[1]	A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
[2]	Other expenses are estimated for the current fiscal year.
[3]	Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed the Total Annual Fund Operating Expenses shown in the last line of this table. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Thornburg Limited Term Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	101	392	705	1,593
Class R5 Shares	68	279	507	1,162

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.86% of the average value of its portfolio.
Principal Investment Strategies
Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in attempting to meet the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor’s Corporation (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor’s or Baa by Moody’s or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.
Principal Investment Risks
Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value and dividends may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 34.
Past Performance of the Fund
The following information provides some indication of the risks of investing in Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3 and Class R5 share performance to the Barclays Intermediate Government/ Credit Bond Index, a broad measure of market performance.

Class R5 shares were first offered to investors on May 1, 2012. The investment returns shown for Class R5 shares are the returns of Class R3 shares. Class R5 and Class R3 shares would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R3 shares is higher than the expected expense ratio for Class R5 shares, returns for Class R5 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2011. Updated performance information may be obtained on the Thornburg web-site at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 6.67% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -2.73% (quarter ended 9-30-08).
Average Annual Total Returns (periods ended 12-31-11)
Average Annual Total Returns Thornburg Limited Term Income Fund		1 Year	5 Years	Since Inception	Inception Date
Class R3 Shares		5.05%	5.87%	4.37%	Jul. 01, 2003
Class R5 Shares	[1]	5.05%	5.87%	4.37%	Jul. 01, 2003
Return After Taxes on Distributions Class R3 Shares		3.65%	4.31%	2.88%	Jul. 01, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class R3 Shares		3.39%	4.11%	2.85%	Jul. 01, 2003
Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes) Class R3 Shares		5.80%	5.88%	4.47%	Jul. 01, 2003
Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes) Class R5 Shares	[1]	5.80%	5.88%	4.47%	Jul. 01, 2003
[1]	The returns shown are for Class R3 shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.

Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts (such as qualified retirement plans) not subject to federal income tax.